Risk Management - Summary of Reconciliation of Allowance for Loan Losses (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [Line Items]
Beginning balance	CAD 118	CAD 101
Provisions	35	126
Recoveries	(13)	(69)
Write-offs	(55)	(40)
Ending balance	85	118
Private placements [Member]
Disclosure of credit risk exposure [Line Items]
Beginning balance	92	72
Provisions	2	112
Recoveries	(12)	(62)
Write-offs	(43)	(30)
Ending balance	39	92
Mortgages and loans to Bank clients [Member]
Disclosure of credit risk exposure [Line Items]
Beginning balance	26	29
Provisions	33	14
Recoveries	(1)	(7)
Write-offs	(12)	(10)
Ending balance	CAD 46	CAD 26